Acquisitions and Disposals (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Business Combinations [Abstract]
Summary of Balance Sheet Impact on Acquisition Date

The following table summarizes the consolidated statements of financial position impact on the acquisition date of the Company’s business combinations that occurred in the year ended March 31, 2019

		Spectrum
	DCL	Colombia	CHI	Hiku	ebbu	POS	S&B	Cafina	Other
	(i)	(ii)	(iii)	(iv)	(v)	(vi)	(vii)	(viii)	(ix)	Total

Cash and cash equivalents	$496	$3	$8,369	$4,089	$-	$2,908	1,056	$6	$(37)	$16,890
Other current assets	-	13	177	6,327	138	12,992	8,363	81	83	28,174
Property, plant and equipment	-	1,351	121	15,846	1,821	9,541	23,609	62	-	52,351
Investments	-	-	8,563	1,204	-	-	-	-	-	9,767
Intangible assets
Brands	-	-	-	17,000	-	-	38,463	-	-	55,463
Distribution channel	-	-	-	-	-	-	3,143	-	-	3,143
Operating licenses	27,379	50,063	-	37,300	-	-	-	43,850	-	158,592
Intellectual property	-	-	20,000	-	51,600	23,300	58,816	-	-	153,716
Software and domain names	-	-	-	103	-	328	276	-	-	707
Goodwill	2,716	14,002	137,445	539,331	327,013	93,248	117,175	-	1,538	1,232,468
Accounts payable and accrued liabilities	(573)	(53)	(954)	(3,691)	-	(4,172)	(4,490)	(59)	(16)	(14,008)
Debt and other liabilities	-	(5,258)	-	(1,954)	(665)	(3,145)	(28,247)	-	-	(39,269)
Deferred tax liability	(2,716)	(14,002)	(4,806)	(14,598)	(13,731)	(6,042)	(23)	-	-	(55,918)

Net assets	27,302	46,119	168,915	600,957	366,176	128,958	218,141	43,940	1,568	1,602,076
Non-controlling interests	-	-	-	-	-	-	-	-	-	-

Net assets acquired	$27,302	$46,119	$168,915	$600,957	$366,176	$128,958	$218,141	$43,940	$1,568	$1,602,076

Consideration paid in cash	$500	$-	$-	$11,994	$16,060	$128,958	$203,786	$36,074	$-	$397,372
Consideration paid in shares	24,702	46,119	98,034	543,866	234,052	-	-	-	1,568	948,341
Gain on fair value of previously held equity interest	-	-	62,682	-	-	-	-	-	-	62,682
Replacement options	-	-	8,199	13,537	-	-	-	-	-	21,736
Replacement warrants	-	-	-	30,611	-	-	-	-	-	30,611
Other consideration	-	-	-	949	-	-	-	-	-	949
Contingent consideration	2,100	-	-	-	116,064	-	14,355	7,866	-	140,385

Total consideration	$27,302	$46,119	$168,915	$600,957	$366,176	$128,958	$218,141	$43,940	$1,568	$1,602,076

Consideration paid in cash	$500	$-	$-	$11,994	$16,060	$128,958	$203,786	$36,074	$-	$397,372
Less: Cash and cash equivalents acquired	(496)	(3)	(8,369)	(4,089)	-	(2,908)	(1,056)	(6)	37	(16,890)

Net cash outflow	$4	$(3)	$(8,369)	$7,905	$16,060	$126,050	$202,730	$36,068	$37	$380,482

The following table summarizes the consolidated statements of financial position impact on the acquisition date of the Company’s business combinations that occurred in the year ended March 31, 2018:

	Tweed			Vert
	Grasslands	Tweed JA	Odense	Mirabel	Other
	(i)	(ii)	(iii)	(iv)	(viii)

Cash and cash equivalents	$59	$125	$-	$-	$7
Amounts receivable	16	-	-	-	14
Subscription receivable	-	3,669	-	-	-
Inventory and Biological Assets	-	-	173	-	-
Prepaids and other assets	6	-	-	-	107
Property, plant and equipment	1,446	182	3,990	-	468
Goodwill	29,736	1,835	-	5,625	1,562
Accounts payable and accrued liabilities	(336)	(29)	-	-	(143)
Debt and other liabilities	-	-	(297)	-	-

Net assets	30,927	5,782	3,866	5,625	2,015
Non-controlling interests	-	(2,013)	-	(2,839)	-

Net assets acquired	$30,927	$3,769	$3,866	$2,786	$2,015

Consideration paid in cash	$450	$100	$3,228	$-	$166
Consideration paid in shares	6,381	-	-	-	1,850
Future cash consideration	-	3,669	-	-	-
Other consideration	2,382	-	-	3,750	-
Contingent consideration	21,714	-	-	-	-

Total consideration	$30,927	$3,769	$3,228	$3,750	$2,016

Consideration paid in cash	$450	$100	$3,228	$-	$166
Less: Cash and cash equivalents acquired	(59)	(125)	-	-	(7)

Net cash outflow	$391	$(25)	$3,228	$-	$159

Summary of Derecognized Assets And Liabilities Related To Deconsolidation Of Subsidiaries	The derecognized assets and liabilities on November 30, 2017, were as follows:
Current assets	$2,043
Property, plant and equipment	6,962
Intangible assets	26,282
Goodwill	2,259
Accounts payable, accrued and other liabilities	(2,267)
Deferred tax liability	(5,699)

Net assets disposed	$29,580

Fair value of retained interest	38,400
Gain on disposal of consolidated entity	$8,820